8. Derivative Liabilities (Tables)	3 Months Ended	9 Months Ended
	Mar. 31, 2015	Sep. 30, 2015
Quarter Three Report [Member]
Derivative Liabilities
	September 30, 2015	December 31, 2014
Fair value at the commitment date - convertible debt	$4,892,234	$4,892,234
Fair value at the commitment date - warrants	677,214	677,214
Reclassification of derivative liabilities to additional paid in capital related to warrants exercised that ceased being a derivative liability	(214,769)	(214,769)
Fair value mark to market adjustment - stock options	(25,614)	(25,614)
Fair value mark to market adjustment - convertible debt	6,780,996	(663,602)
Fair value mark to market adjustment - warrants	(123,447)	(13,701)
Totals	$12,009,481	$4,651,762

Fair Value - Assumptions Used
	Commitment Date	Re-measurement Date

Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term	2 - 5 years	0.16 – 3.74 years
Risk free interest rate	0.29% - 1.68%	0.64% - 1.37%

Quarter One Report [Member]
Derivative Liabilities
	March 31, 2015	December 31, 2014

Fair value at the commitment date - convertible debt	$4,892,234	$4,892,234
Fair value at the commitment date - warrants	677,214	677,214
Reclassification of derivative liabilities to additional paid in capital related to warrants exercised that ceased being a derivative liability	(214,769)	(214,769)
Fair value mark to market adjustment - stock options	(16,440)	(25,614)
Fair value mark to market adjustment - convertible debt	(937,476)	(668,189)
Fair value mark to market adjustment - warrants	(16,744)	(13,701)
Totals	$4,379,432	$4,647,175

Fair Value - Assumptions Used
	Commitment Date	Remeasurement Date

Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term	2 - 5 years	0.9 - 3.91 years
Risk free interest rate	0.29% - 1.68%	0.67% - 1.65%